2014 PRIVATE PLACEMENT FINANCING (Tables) - Private Placement Financing [Member]	12 Months Ended
Sep. 30, 2015
Private Placement [Line Items]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The change in the estimated fair value was primarily due to the reduction of the exercise prices of the 2014 Warrants, the exercise of 4,000,000 shares of the Series B Warrants.

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Warrant Derivative Liability
	2015	2014
Beginning balance at September 30,	$6,270,000	$-

Issuances	-	10,391,693

Modification of warrants, net of Inducement Shares	896,763	-

Exercises of warrants	(299,321)	-

Adjustments to estimated fair value	(3,603,689)	(4,121,693)

Reclass of Derivative Liability to Equity	(3,263,753)	-

Ending balance at September 30, 2015	$-	$6,270,000

Schedule Of Assumptions Used To Value Derivative Liability
The derivative liabilities were valued as of September 30, 2014, December 1, 2014, and March 15, 2015 using Monte Carlo Simulation. The derivative liabilities as of June 22, 2015, June 30, 2015, and September 30, 2015 as well as the exercises during 4th quarter of fiscal 2015 were valued using Black Scholes.

	September 30, 2014	December 1, 2014	March 15, 2015	June 22, 2015
Closing price per share of Common Stock	$0.18	$0.25	$0.21	$0.23
Exercise price per share	$0.30 - 0.40	$0.20 - $0.30	$0.20 - $0.30	$0.20
Expected volatility	85 - 90%	80 – 90%	80 – 110%	55- 85%
Risk-free interest rate	0.02 - 1.55%	.01 – 1.39%	0.03 – 1.41%	0.27 - 1.68%
Dividend yield	—	—	—	—

Remaining expected term of underlying securities (years)	0.33 - 4.33	0.33 – 4.6	0.22 – 4.3	1.03 – 4.03

	As of June 30, 2015	Exercises during 4th Quarter 2015	As of September 30, 2015
Closing price per share of Common Stock	$0.26	$0.23-0.27	$0.27
Exercise price per share	$0.20	$0.20	$0.20
Expected volatility	75-85%	75- 85%	75-85%
Risk-free interest rate	1.63%	0.23-1.36%	0.21-1.09%
Dividend yield	—	—	—
Remaining expected term of underlying securities (years)	1.01	0.80-3.96	0.76-3.76